PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Expenditure on Investment Properties - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Acquisitions of new properties	£ 61	£ 21
Additional expenditure on existing properties	21	52
Expenditure on investment properties	£ 82	£ 73